Commitments (Details) t in Millions	12 Months Ended
	Dec. 31, 2019 $ / oz t oz $ / shares	Dec. 31, 2019 $ / oz	Dec. 31, 2019 lb	Dec. 31, 2019 oz	Dec. 31, 2019	Dec. 31, 2019 USD ($)	Jul. 01, 2018 $ / oz
Antamina
Commitments
Attributable payable production of gold to be purchased (as a percent)					0.00%
Attributable payable production of silver to be purchased (as a percent)					22.50%
Attributable payable production of platinum group metals to be purchased (as a percent)					0.00%
Payment for each ounce of silver (as a percent)					5.00%
Term of agreement	40 years
Fixed silver payability (as a percent)	90.00%
Percentage of reduction in spot price after maximum ounces of silver have been delivered under the stream agreement	15.00%
Maximum ounces of silver on which on-going price of spot price is payable				86,000,000
Purchase price per ounce of silver as a percent of average or spot price upon initial delivery	5.00%
Antapaccay
Commitments
Attributable payable production of platinum group metals to be purchased (as a percent)					0.00%
Payment for each ounce of gold (as a percent)					20.00%
Payment for each ounce of silver (as a percent)					20.00%
Term of agreement	40 years
Percentage of reduction in spot price after maximum ounces of silver have been delivered under the stream agreement	30.00%
Maximum ounces of silver on which on-going price of spot price is payable				12,800,000
Purchase price per ounce of silver as a percent of average or spot price upon initial delivery	20.00%
Ounces of gold receivable for each 1,000 tonnes of copper				300
Copper for 300 ounces of gold				1,000
Quantity of delivered gold ounces before payable production to be purchased decreases to next threshold from initial threshold				630,000
Percentage of gold receivable after initial threshold is achieved	30.00%
Ounces of silver receivable for each 1,l000 tonnes of copper				4,700
Copper for 4,700 ounces of silver				1,000
Maximum ounces of silver receivable				10,000,000
Percentage of spot price of gold on which on-going price is paid	20.00%
Maximum ounces of gold on which on-going price of spot price is payable				750,000
Percentage of spot price of gold on which on-going price is paid after maximum ounces have been delivered	30.00%
Percentage of spot price of silver on which on-going price is paid after maximum ounces have been delivered	30.00%
Candelaria
Commitments
Attributable payable production of gold to be purchased (as a percent)					68.00%
Attributable payable production of silver to be purchased (as a percent)					68.00%
Attributable payable production of platinum group metals to be purchased (as a percent)					0.00%
Payment for each ounce of gold (in dollars per ounce) | $ / oz		400
Payment for each ounce of silver (in dollars per ounce) | $ / oz		4.00
Term of agreement	40 years
Percentage of reduction in spot price after maximum ounces of silver have been delivered under the stream agreement	40.00%
Maximum ounces of silver on which on-going price of spot price is payable				12,000,000
Maximum ounces of gold on which on-going price of spot price is payable				720,000
Cobre Panama Fixed Payment Stream
Commitments
Attributable payable production of platinum group metals to be purchased (as a percent)					0.00%
Payment for each ounce of gold (in dollars per ounce) | $ / oz		418
Payment for each ounce of silver (in dollars per ounce) | $ / oz		6.27
Term of agreement	40 years
Percentage of reduction in spot price after maximum ounces of silver have been delivered under the stream agreement	62.10%
Percentage of reduction in spot price after maximum ounces of gold have been delivered under the stream agreement	63.40%
Maximum ounces of silver on which on-going price of spot price is payable				21,510,000
Maximum ounces of silver on which on-going price of spot price is payable				9,842,000
Quantity of delivered gold ounces before payable production to be purchased decreases to next threshold from initial threshold				808,000
Purchase price per ounce of gold per ounce upon delivery initial post inflation adjustment | $						418.27
The mill throughput number of consecutive days of commensurate	30 days
The annual capacity of tonnes per annum reached by period end. | t	58
Annual rate of return on upfront payments until the mill throughput is achieved	5.00%
The reduction of applicable fixed gold price per ounce (in dollar per ounce) | $ / oz	100
Quantity of delivered gold ounces before purchase decreases to next threshold from initial threshold	1,341,000
Purchase price per ounce of silver per ounce upon delivery initial post inflation adjustment | $ / shares	$ 6.27
Percentage of spot price of gold on which on-going price is paid after maximum ounces have been delivered	50.00%
Percentage of spot price of silver on which on-going price is paid after maximum ounces have been delivered	50.00%
Ounces of gold receivable per every 1 million pounds of copper produced			1,000,000	120
Copper for stated ounces of gold | lb			1,000,000
Copper pounds per gold ounces to purchase threshold 2				81
Maximum ounces of gold receivable for second threshold				1,716,188
Ounces of silver receivable per every 1 million pounds of copper produced | lb			1,000,000
Copper for stated ounces of silver | lb			1,000,000
Number of payable Silver ounces to be purchased per quantity of pounds of copper				1,776
Ounces of silver receivable per every 1 million pounds of copper produced				1,376
Ounces Of Silver Delivered Under Threshold 2 Before Committed Quantities Reduces				29,731,000
Cobre Panama Floating Payment Stream
Commitments
Attributable payable production of platinum group metals to be purchased (as a percent)					0.00%
Payment for each ounce of gold (as a percent)					20.00%
Payment for each ounce of silver (as a percent)					20.00%
Term of agreement	40 years
Percentage of reduction in spot price after maximum ounces of silver have been delivered under the stream agreement	15.53%
Percentage of reduction in spot price after maximum ounces of gold have been delivered under the stream agreement	15.85%
Maximum ounces of silver on which on-going price of spot price is payable				9,618,000
Maximum ounces of silver on which on-going price of spot price is payable				2,460,500
Quantity of delivered gold ounces before payable production to be purchased decreases to next threshold from initial threshold				202,000
The mill throughput number of consecutive days of commensurate	30 days
The annual capacity of tonnes per annum reached by period end. | t	58
Annual rate of return on upfront payments until the mill throughput is achieved	5.00%
The reduction of applicable fixed gold price per ounce (in dollar per ounce) | $ / oz	100
Maximum ounces of gold on which on-going price of spot price is payable				604,000
Percentage of spot price of gold on which on-going price is paid after maximum ounces have been delivered	50.00%
Percentage of spot price of silver on which on-going price is paid after maximum ounces have been delivered	50.00%
Ounces of gold receivable per every 1 million pounds of copper produced				30
Copper for stated ounces of gold | lb			1,000,000
Copper pounds per gold ounces to purchase threshold 2 | lb			20.25
Ounces of gold receivable per every 1 million pounds of copper produced | lb			1,000,000
Maximum ounces of gold receivable for second threshold				429,047
Ounces of silver receivable per every 1 million pounds of copper produced				344
Copper for stated ounces of silver | lb			1,000,000
Number of payable Silver ounces to be purchased per quantity of pounds of copper				444
Ounces of silver receivable per every 1 million pounds of copper produced | lb			1,000,000
Ounces Of Silver Delivered Under Threshold 2 Before Committed Quantities Reduces				7,432,750
Karma
Commitments
Attributable payable production of gold to be purchased (as a percent)					4.875%
Attributable payable production of silver to be purchased (as a percent)					0.00%
Attributable payable production of platinum group metals to be purchased (as a percent)					0.00%
Payment for each ounce of gold (as a percent)					20.00%
Term of agreement	40 years
Percentage of gold receivable after initial threshold is achieved	4.875%
Percentage of spot price of gold on which on-going price is paid	20.00%
Maximum ounces of gold receivable (per annum)				15,000
Aggregate gold ounces delivered to increase the upfront deposit				5,625
Gold ounces delivered to increase the upfront deposit (per quarter)				703
Guadalupe-Palmarejo
Commitments
Attributable payable production of gold to be purchased (as a percent)					50.00%
Attributable payable production of silver to be purchased (as a percent)					0.00%
Attributable payable production of platinum group metals to be purchased (as a percent)					0.00%
Payment for each ounce of gold (in dollars per ounce) | $ / oz		800
Term of agreement	40 years
Sabodala
Commitments
Attributable payable production of gold to be purchased (as a percent)					6.00%
Attributable payable production of silver to be purchased (as a percent)					0.00%
Attributable payable production of platinum group metals to be purchased (as a percent)					0.00%
Payment for each ounce of gold (as a percent)					20.00%
Term of agreement	40 years
Percentage of gold receivable after initial threshold is achieved	6.00%
Percentage of spot price of gold on which on-going price is paid	20.00%
Maximum ounces of gold receivable (per month)				1,875
MWS
Commitments
Attributable payable production of gold to be purchased (as a percent)					25.00%
Attributable payable production of silver to be purchased (as a percent)					0.00%
Attributable payable production of platinum group metals to be purchased (as a percent)					0.00%
Payment for each ounce of gold (in dollars per ounce) | $ / oz		400
Term of agreement	40 years
Ounces of gold capped under agreement				312,500
Cooke 4
Commitments
Attributable payable production of gold to be purchased (as a percent)					7.00%
Attributable payable production of silver to be purchased (as a percent)					0.00%
Attributable payable production of platinum group metals to be purchased (as a percent)					0.00%
Payment for each ounce of gold (in dollars per ounce) | $ / oz		400
Term of agreement	40 years
Sudbury
Commitments
Attributable payable production of gold to be purchased (as a percent)					50.00%
Attributable payable production of silver to be purchased (as a percent)					0.00%
Attributable payable production of platinum group metals to be purchased (as a percent)					50.00%
Payment for each ounce of gold (in dollars per ounce) | $ / oz		400					800
Payment for each ounce of PGM (in dollars per ounce) | $ / oz		400
Term of agreement	40 years
Percentage of purchase commitment					50.00%